INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ 17,689	$ 9,917
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	965	7,724
Business acquisitions	(979)	0
Other	51	48
Balance, end of fiscal year, net	17,726	17,689
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	3,462	155
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(1,944)	16,044
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(4,909)	4,400
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	6,425	5,344
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	274	(825)
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (2,343)	$ (17,394)